STOCK-BASED COMPENSATION (Details 1) (USD $)				12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2014 Exercise Price Range One [Member]	Jun. 30, 2014 Exercise Price Range Two [Member]
Outstanding Options, Exercise Price	$ 6.88	$ 6.90	$ 7.43	$ 7.75	$ 2.01
Outstanding Options, Number	66,000	102,000	138,000	56,000	10,000
Outstanding Options, Average Remaining Contractual Life				4 years	3 years 7 months 6 days
Exercisable Options, Average Exercise Price	$ 7.55	$ 7.75		$ 7.75	$ 2.01
Exercisable Options, Number	58,000	92,000		56,000	2,000
Exercisable Options, Average Remaining Contractual Life				4 years	3 years 7 months 6 days